INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures:

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,165	3,591	7,270	4,461
Non-current	4,574	37	5,535	28
Equity	-	7,111	-	8,316
Total Joint Arrangement	10,739	10,739	12,805	12,805
Investment	3,556		4,158

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	16,984	17,910
Expenses	(16,881)	(18,736)
Joint Arrangement Net Income (Loss)	103	(826)
Other comprehensive income	-	-
Comprehensive income	103	(826)
Dividends	-	-

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	19,840	4,443	18,876	5,388
Non-current	32,363	5,078	32,040	5,054
Equity	-	42,682	-	40,474
Total Joint Arrangement	52,203	52,203	50,916	50,916
Investment	21,341		20,237

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	47,798	43,678
Expenses	(44,490)	(40,111)
Joint Arrangement Net Income (Loss)	3,308	3,567
Other comprehensive income	-	-
Comprehensive income	3,308	3,567
Dividends	550	-

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	272,030	221,393	265,578	235,676
Non-current	655,856	351,397	664,689	323,770
Equity	-	355,096	-	370,821
Total Joint Arrangement	927,886	927,886	930,267	930,267
Net assets	146,762		151,920
Net asset adjustment (Goodwill)	30,786		33,491
Investment	177,548		185,411

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	1,057,535	976,936
Expenses	(1,032,435)	(954,979)
Joint Arrangement Net Income (Loss)	25,100	21,957
Other comprehensive income	-	-
Comprehensive income	25,100	21,957
Dividends	7,480	-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements
, which
qualify as joint operations:

	12-31-2018		12-31-2017
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	220,699	204,455	202,669	186,626
Non-current	2,044,534	441,010	2,076,255	586,034
Equity	-	1,619,768	-	1,506,264
Total Joint Arrangement	2,265,233	2,265,233	2,278,924	2,278,924
Investment	809,884		753,132

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	904,853	768,508
Expenses	(611,444)	(650,174)
Joint Arrangement Net Income (Loss)	293,409	118,334

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	23,528	1,668	33,012	22,582
Non-current	170,443	1,957	174,943	2,314
Equity	-	190,346	-	183,059
Total Joint Arrangement	193,971	193,971	207,955	207,955
Investment	95,173		91,530

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	25,642	15,113
Expenses	(19,748)	(9,926)
Joint Arrangement Net Income (Loss)	5,894	5,187

	12-31-2018		12-31-2017
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	160,708	159,988	183,175	180,298
Non-current	638,832	8,282	612,187	7,948
Equity	-	631,270	-	607,116
Total Joint Arrangement	799,540	799,540	795,362	795,362
Investment	315,635		303,558

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	284,039	336,705
Expenses	(261,683)	(286,616)
Joint Arrangement Net Income (Loss)	22,356	50,089

	12-31-2018		12-31-2017
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	5,482	106,676	6,105	97,233
Non-current	472,539	27,863	483,884	43,180
Equity	-	343,482	-	349,576
Total Joint Arrangement	478,021	478,021	489,989	489,989
Investment	171,741		174,788

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Income	17,880	22,129
Expenses	(23,975)	(24,413)
Joint Arrangement Net Income (Loss)	(6,095)	(2,284)